UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Value Discovery Fund -
Fidelity Value Discovery
Class K

April 30, 2009

1.800366.105

FVD-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 1.1%
Federal-Mogul Corp. Class A (a)	290,500	$ 3,224,550
Gentex Corp.	81,200	1,085,644
Johnson Controls, Inc.	113,400	2,155,734
		6,465,928
Diversified Consumer Services - 0.5%
Brinks Home Security Holdings, Inc. (a)	52,627	1,398,825
H&R Block, Inc.	98,200	1,486,748
		2,885,573
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. unit	49,800	1,338,624
McDonald's Corp.	95,033	5,064,309
WMS Industries, Inc. (a)	29,700	953,667
		7,356,600
Household Durables - 6.9%
Black & Decker Corp.	55,600	2,240,680
Centex Corp.	449,500	4,917,530
D.R. Horton, Inc.	438,170	5,718,119
KB Home (d)	367,060	6,632,774
Lennar Corp. Class A	3,300	32,142
Meritage Homes Corp. (a)	389,677	8,109,178
Newell Rubbermaid, Inc.	51,400	537,130
NVR, Inc. (a)	4,800	2,425,776
Pulte Homes, Inc. (d)	385,200	4,433,652
Ryland Group, Inc.	229,000	4,742,590
The Stanley Works	55,100	2,095,453
		41,885,024
Media - 1.2%
Cablevision Systems Corp. - NY Group Class A	34,500	592,020
Comcast Corp. Class A	250,200	3,868,092
The Walt Disney Co.	128,800	2,820,720
		7,280,832
Multiline Retail - 0.6%
Target Corp.	88,300	3,643,258
Specialty Retail - 2.5%
Best Buy Co., Inc.	46,600	1,788,508
Home Depot, Inc.	218,800	5,758,816
Lowe's Companies, Inc.	190,000	4,085,000
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
OfficeMax, Inc.	152,200	$ 1,133,890
Staples, Inc.	131,300	2,707,406
		15,473,620
Textiles, Apparel & Luxury Goods - 0.8%
Polo Ralph Lauren Corp. Class A	38,800	2,088,992
VF Corp.	45,100	2,673,077
		4,762,069
TOTAL CONSUMER DISCRETIONARY		89,752,904
CONSUMER STAPLES - 4.3%
Beverages - 0.8%
Carlsberg AS:
Series A	27,617	1,326,747
Series B	6,600	317,309
The Coca-Cola Co.	75,279	3,240,761
		4,884,817
Food & Staples Retailing - 1.3%
Safeway, Inc.	117,200	2,314,700
Wal-Mart Stores, Inc.	95,700	4,823,280
Winn-Dixie Stores, Inc. (a)	85,034	974,490
		8,112,470
Food Products - 1.3%
Marine Harvest ASA (a)	4,322,000	1,947,188
Ralcorp Holdings, Inc. (a)	33,100	1,891,996
Smithfield Foods, Inc. (a)	195,900	1,692,576
Tyson Foods, Inc. Class A	206,200	2,173,348
		7,705,108
Household Products - 0.3%
Energizer Holdings, Inc. (a)	30,600	1,753,380
Tobacco - 0.6%
Philip Morris International, Inc.	99,100	3,587,420
TOTAL CONSUMER STAPLES		26,043,195
Common Stocks - continued
	Shares	Value
ENERGY - 14.3%
Energy Equipment & Services - 2.3%
Transocean Ltd. (a)	126,500	$ 8,536,220
Weatherford International Ltd. (a)	306,800	5,102,084
		13,638,304
Oil, Gas & Consumable Fuels - 12.0%
Chesapeake Energy Corp.	170,900	3,368,439
Chevron Corp.	222,600	14,713,860
ConocoPhillips	104,700	4,292,700
Exxon Mobil Corp.	470,000	31,334,899
Foundation Coal Holdings, Inc.	186,200	3,023,888
Marathon Oil Corp.	98,700	2,931,390
Noble Energy, Inc.	48,600	2,758,050
Occidental Petroleum Corp.	37,800	2,127,762
Petro-Canada	39,500	1,246,654
Range Resources Corp.	64,500	2,578,065
Southwestern Energy Co. (a)	84,500	3,030,170
Suncor Energy, Inc.	63,400	1,595,560
		73,001,437
TOTAL ENERGY		86,639,741
FINANCIALS - 21.0%
Capital Markets - 3.5%
Deutsche Bank AG (NY Shares)	73,400	3,848,362
Goldman Sachs Group, Inc.	79,500	10,215,750
Morgan Stanley	302,700	7,155,828
		21,219,940
Commercial Banks - 5.1%
Comerica, Inc.	106,000	2,223,880
KeyCorp	218,900	1,346,235
Pacific Continental Corp.	81,465	935,218
PacWest Bancorp	142,730	2,079,576
PNC Financial Services Group, Inc.	164,000	6,510,800
TCF Financial Corp.	144,200	2,005,822
Wells Fargo & Co.	797,600	15,959,976
		31,061,507
Diversified Financial Services - 5.6%
Bank of America Corp.	707,145	6,314,805
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	568,000	$ 1,732,400
JPMorgan Chase & Co.	785,590	25,924,470
		33,971,675
Insurance - 4.6%
ACE Ltd.	70,000	3,242,400
Axis Capital Holdings Ltd.	196,500	4,841,760
Endurance Specialty Holdings Ltd.	159,400	4,169,904
Everest Re Group Ltd.	114,300	8,531,352
RenaissanceRe Holdings Ltd.	64,200	3,123,972
The Travelers Companies, Inc.	78,500	3,229,490
Transatlantic Holdings, Inc.	13,600	515,848
		27,654,726
Real Estate Investment Trusts - 0.7%
CBL & Associates Properties, Inc. (d)	391,003	3,104,564
Vornado Realty Trust	23,586	1,153,120
		4,257,684
Real Estate Management & Development - 1.1%
CB Richard Ellis Group, Inc. Class A (a)	507,400	3,805,500
Forestar Group, Inc. (a)	217,300	2,794,478
		6,599,978
Thrifts & Mortgage Finance - 0.4%
Astoria Financial Corp.	300,100	2,478,826
TOTAL FINANCIALS		127,244,336
HEALTH CARE - 10.1%
Biotechnology - 1.2%
Amgen, Inc. (a)	116,500	5,646,755
Biogen Idec, Inc. (a)	39,600	1,914,264
		7,561,019
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	112,500	946,125
C.R. Bard, Inc.	32,500	2,327,975
Cooper Companies, Inc.	50,600	1,454,750
Covidien Ltd.	125,075	4,124,974
		8,853,824
Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.	55,900	1,880,476
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc. (a)	3,000	$ 191,910
Medco Health Solutions, Inc. (a)	57,381	2,498,943
		4,571,329
Pharmaceuticals - 6.6%
Allergan, Inc.	85,000	3,966,100
Cadence Pharmaceuticals, Inc. (a)	61,500	622,380
Johnson & Johnson	171,000	8,953,560
Merck & Co., Inc.	209,500	5,078,280
Optimer Pharmaceuticals, Inc. (a)	45,800	639,826
Pfizer, Inc.	915,500	12,231,080
Teva Pharmaceutical Industries Ltd. sponsored ADR	62,400	2,738,736
Wyeth	138,100	5,855,440
		40,085,402
TOTAL HEALTH CARE		61,071,574
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.5%
Heico Corp. Class A	37,100	925,645
Honeywell International, Inc.	95,100	2,968,071
Lockheed Martin Corp.	21,300	1,672,689
Northrop Grumman Corp.	68,600	3,316,810
		8,883,215
Airlines - 0.3%
AirTran Holdings, Inc. (a)	128,917	895,973
Delta Air Lines, Inc. (a)	136,275	840,817
		1,736,790
Building Products - 1.0%
Masco Corp.	218,000	1,931,480
Owens Corning (a)	251,000	4,492,900
		6,424,380
Commercial Services & Supplies - 0.9%
R.R. Donnelley & Sons Co.	125,600	1,463,240
Republic Services, Inc.	181,086	3,802,806
		5,266,046
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.9%
Regal-Beloit Corp.	48,800	$ 1,982,744
Rockwell Automation, Inc.	102,500	3,237,975
		5,220,719
Industrial Conglomerates - 1.1%
General Electric Co.	442,300	5,595,095
Textron, Inc.	112,700	1,209,271
		6,804,366
Machinery - 1.2%
Cummins, Inc.	124,300	4,226,200
Danaher Corp.	51,400	3,003,816
		7,230,016
Professional Services - 0.3%
Equifax, Inc.	69,800	2,035,368
Road & Rail - 1.3%
Con-way, Inc.	157,491	3,902,627
Ryder System, Inc.	45,700	1,265,433
Union Pacific Corp.	52,900	2,599,506
		7,767,566
TOTAL INDUSTRIALS		51,368,466
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	180,100	3,479,532
Juniper Networks, Inc. (a)	275,300	5,960,245
		9,439,777
Computers & Peripherals - 0.7%
Hewlett-Packard Co.	53,400	1,921,332
NCR Corp. (a)	207,500	2,106,125
		4,027,457
Electronic Equipment & Components - 3.5%
Agilent Technologies, Inc. (a)	28,300	516,758
Amphenol Corp. Class A	277,714	9,397,842
Arrow Electronics, Inc. (a)	156,100	3,549,714
Avnet, Inc. (a)	168,600	3,690,654
Flextronics International Ltd. (a)	251,300	975,044
Ingram Micro, Inc. Class A (a)	201,300	2,922,876
		21,052,888
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 1.5%
Fidelity National Information Services, Inc.	102,500	$ 1,829,625
Lender Processing Services, Inc.	92,841	2,660,823
NCI, Inc. Class A (a)	137,537	3,350,401
The Western Union Co.	87,500	1,465,625
		9,306,474
Semiconductors & Semiconductor Equipment - 4.1%
Analog Devices, Inc.	100,000	2,128,000
Applied Materials, Inc.	97,700	1,192,917
Atmel Corp. (a)	390,900	1,501,056
Fairchild Semiconductor International, Inc. (a)	337,956	2,081,809
Intel Corp.	243,400	3,840,852
KLA-Tencor Corp.	56,400	1,564,536
Micron Technology, Inc. (a)	110,300	538,264
ON Semiconductor Corp. (a)	949,351	5,145,482
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	261,910	2,768,389
Texas Instruments, Inc.	227,000	4,099,620
		24,860,925
Software - 0.6%
BMC Software, Inc. (a)	110,100	3,817,167
TOTAL INFORMATION TECHNOLOGY		72,504,688
MATERIALS - 4.8%
Chemicals - 2.6%
Albemarle Corp.	119,300	3,199,626
Arkema	36,700	846,302
Ashland, Inc.	66,200	1,453,752
Celanese Corp. Class A	180,840	3,768,706
Cytec Industries, Inc.	68,500	1,360,410
FMC Corp.	38,900	1,895,597
Lubrizol Corp.	36,081	1,559,421
Solutia, Inc. (a)	224,565	844,364
Terra Industries, Inc.	41,700	1,105,050
		16,033,228
Containers & Packaging - 1.5%
Pactiv Corp. (a)	89,400	1,954,284
Rock-Tenn Co. Class A	37,800	1,427,328
Temple-Inland, Inc.	471,225	5,626,427
		9,008,039
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Agnico-Eagle Mines Ltd. (Canada)	16,500	$ 729,415
Goldcorp, Inc.	25,100	686,161
Newcrest Mining Ltd.	35,628	775,599
Newmont Mining Corp.	18,800	756,512
		2,947,687
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	28,700	1,011,962
TOTAL MATERIALS		29,000,916
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 4.6%
AT&T, Inc.	704,005	18,036,608
Verizon Communications, Inc.	330,500	10,027,370
		28,063,978
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	734,700	3,203,292
TOTAL TELECOMMUNICATION SERVICES		31,267,270
UTILITIES - 4.3%
Electric Utilities - 1.7%
Entergy Corp.	47,900	3,102,483
Exelon Corp.	74,500	3,436,685
FirstEnergy Corp.	85,700	3,505,130
		10,044,298
Multi-Utilities - 2.6%
NiSource, Inc.	163,800	1,800,162
Sempra Energy	111,300	5,122,026
Wisconsin Energy Corp.	229,600	9,174,816
		16,097,004
TOTAL UTILITIES		26,141,302
TOTAL COMMON STOCKS (Cost $660,833,493)		601,034,392
Convertible Preferred Stocks - 0.7%
	Shares	Value
FINANCIALS - 0.7%
Diversified Financial Services - 0.7%
Bank of America Corp. Series L, 7.25%	6,800	$ 3,927,000
Citigroup, Inc. Series T, 6.50%	21,100	665,969
		4,592,969
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,291,967)		4,592,969
Money Market Funds - 1.0%

Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c) (Cost $6,059,416)	6,059,416	6,059,416
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $671,184,876)		611,686,777
NET OTHER ASSETS - (0.9)%		(5,634,462)
NET ASSETS - 100%		$ 606,052,315
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,694
Fidelity Securities Lending Cash Central Fund	331,451
Total	$ 386,145
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 611,686,777	$ 602,656,262	$ 9,030,515	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $700,111,655. Net unrealized depreciation aggregated $88,424,878, of which $40,910,881 related to appreciated investment securities and $129,335,759 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Low-Priced Stock Fund
Low-Priced Stock
Class K

April 30, 2009

1.800342.105

LPS-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 25.1%
Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc.	2,400,000	$ 2,400
ASTI Corp. (e)	1,683,000	2,443
Drew Industries, Inc. (a)(d)	925,016	13,209
Exedy Corp.	190,000	3,535
FCC Co. Ltd.	565,000	7,161
Federal Screw Works (e)	150,000	180
Halla Climate Control Co.	250,000	1,718
Hi-Lex Corp.	46,000	307
INZI Controls Co. Ltd. (e)	1,175,310	3,039
Johnson Controls, Inc.	8,700,000	165,387
Motonic Corp.	1,366,380	6,714
Murakami Corp. (e)	800,000	2,834
Musashi Seimitsu Industry Co. Ltd.	900,000	11,384
Nippon Seiki Co. Ltd.	1,450,000	13,082
Nissin Kogyo Co. Ltd.	800,000	9,131
Nittan Valve Co. Ltd.	290,000	823
Nokian Tyres PLC	110,000	1,737
Piolax, Inc. (e)	960,000	11,913
Samsung Climate Control Co. Ltd.	330,050	1,562
Semperit AG Holding	750,000	16,921
Sewon Precision Industries Co. Ltd.	49,860	1,459
Strattec Security Corp. (e)	342,788	4,491
Tokai Rika Co. Ltd.	350,000	4,599
Yutaka Giken Co. Ltd. (e)	1,062,900	9,401
		295,430
Automobiles - 0.1%
Glendale International Corp. (a)	370,300	78
Thor Industries, Inc.	500,000	11,495
Yachiyo Industry Co. Ltd.	450,000	2,971
		14,544
Distributors - 0.2%
Doshisha Co. Ltd.	400,000	4,835
Educational Development Corp. (e)	372,892	2,088
Goodfellow, Inc. (e)	857,000	5,027
SPK Corp.	125,000	1,274
Strongco Income Fund (e)	731,062	1,624
Uni-Select, Inc. (e)	1,470,000	34,186
		49,034
Diversified Consumer Services - 1.1%
Career Education Corp. (a)(e)	6,270,400	138,200
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Clip Corp. (e)	279,800	$ 1,599
Hillenbrand, Inc.	375,014	6,818
Jackson Hewitt Tax Service, Inc. (e)	2,120,050	10,367
Kyoshin Co. Ltd.	130,000	236
Matthews International Corp. Class A	185,000	5,794
Meiko Network Japan Co. Ltd.	405,000	1,618
Noah Education Holdings Ltd. ADR	441,800	1,387
Regis Corp.	300,000	5,742
Shingakukai Co. Ltd.	200,000	495
Shuei Yobiko Co. Ltd.	125,000	405
Steiner Leisure Ltd. (a)(e)	1,680,000	53,155
Step Co. Ltd.	413,000	1,826
Up, Inc. (e)	780,000	3,880
Waseda Academy Co. Ltd.	3,300	22
		231,544
Hotels, Restaurants & Leisure - 3.8%
Aeon Fantasy Co. Ltd.	50,000	380
ARK Restaurants Corp. (e)	348,104	3,986
Benihana, Inc. (a)	519,780	2,807
Benihana, Inc. Class A (sub. vtg.) (a)	94,600	495
Brazil Fast Food Corp.	5,000	14
Brinker International, Inc. (e)	8,650,000	153,278
Carnival Corp. unit	125,000	3,360
CEC Entertainment, Inc. (a)(e)	2,275,011	69,297
Chimney Co. Ltd. (e)	787,200	11,722
Darden Restaurants, Inc.	2,000,000	73,940
Flanigan's Enterprises, Inc. (a)	50,357	234
Flight Centre LTD	208,023	920
Jack in the Box, Inc. (a)(e)	6,569,000	161,532
McCormick & Schmick's Seafood Restaurants (a)(e)	1,084,777	7,680
Monarch Casino & Resort, Inc. (a)(e)	924,980	9,453
O'Charleys, Inc.	20,000	139
Papa John's International, Inc. (a)(e)	2,774,998	73,648
Plenus Co. Ltd. (e)	2,600,000	35,787
Red Robin Gourmet Burgers, Inc. (a)	660,000	16,203
Royal Caribbean Cruises Ltd.	2,500,000	36,825
Ruby Tuesday, Inc. (a)(e)	6,372,030	48,937
Ruth's Chris Steak House, Inc. (a)(d)(e)	1,379,311	4,993
Sonic Corp. (a)(e)	6,000,000	65,520
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sportscene Group, Inc. Class A (e)	400,000	$ 4,106
St. Marc Holdings Co. Ltd. (d)	245,000	6,192
		791,448
Household Durables - 3.2%
Abbey PLC (e)	3,400,000	18,408
Barratt Developments PLC (d)(e)	24,700,099	50,410
Bellway PLC (e)	7,525,000	79,249
Blyth, Inc. (e)	888,900	39,183
Chromcraft Revington, Inc. (a)	217,146	119
Craftmade International, Inc. (e)	570,026	1,174
D.R. Horton, Inc. (e)	24,300,000	317,115
Decorator Industries, Inc. (e)	243,515	246
Dorel Industries, Inc. Class B (sub. vtg.)	80,000	1,525
Ethan Allen Interiors, Inc.	258,000	3,470
First Juken Co. Ltd.	305,000	545
Helen of Troy Ltd. (a)(e)	3,014,500	48,081
Henry Boot PLC (e)	10,750,000	11,600
Hooker Furniture Corp.	150,000	1,758
HTL International Holdings Ltd. (a)(e)	26,512,500	2,507
Intelligent Digital Integrated Security Co., Ltd.	485,000	6,489
M/I Homes, Inc. (e)	1,730,000	26,417
Maruzen Co., Ltd.	757,000	2,586
Ngai Lik Industrial Holdings Ltd. (a)(e)	52,404,000	633
P&F Industries, Inc. Class A (a)(e)	361,038	379
Pulte Homes, Inc.	100,000	1,151
Stanley Furniture Co., Inc. (e)	1,075,000	11,030
Tempur-Pedic International, Inc.	2,000,000	25,720
		649,795
Internet & Catalog Retail - 0.3%
Belluna Co. Ltd. (d)(e)	4,012,150	12,506
PetMed Express, Inc. (a)(e)	2,425,000	39,431
YES24 Co. Ltd.	60,000	311
		52,248
Leisure Equipment & Products - 0.4%
Accell Group NV	50,000	1,438
Arctic Cat, Inc. (e)	1,220,380	4,882
Brunswick Corp.	149,992	897
JAKKS Pacific, Inc. (a)(e)	2,793,139	35,333
Jumbo SA	2,750,000	23,469
Marine Products Corp.	1,499,975	6,975
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Polaris Industries, Inc.	10,000	$ 335
Pool Corp.	10,000	179
Trigano SA	5,000	39
		73,547
Media - 1.5%
Ascent Media Corp. (a)	553,809	14,266
Astral Media, Inc. Class A (non-vtg.)	2,375,000	62,736
Carrere Group (a)	55,000	0*
Chime Communications PLC	2,700,000	3,383
Cossette, Inc. (sub. vtg.) (a)	1,037,800	2,766
Hearst-Argyle Television, Inc.	64,756	291
Intage, Inc. (e)	955,000	14,074
Johnston Press PLC	5,900,000	1,062
New Frontier Media, Inc. (e)	1,404,600	2,753
Omnicom Group, Inc.	6,100,000	191,967
Saga Communications, Inc. Class A (a)	375,077	3,492
STW Group Ltd.	200,000	73
Tow Co. Ltd.	230,000	1,230
TVA Group, Inc. Class B (non-vtg.)	1,200,000	8,106
		306,199
Multiline Retail - 2.1%
Canadian Tire Ltd. Class A (non-vtg.) (d)	175,000	7,406
Dollar Tree, Inc. (a)	2,000,000	84,680
Don Quijote Co. Ltd. (d)	3,000,000	45,594
Harvey Norman Holdings Ltd. (d)	19,100,000	41,385
Izumi Co. Ltd.	10,000	115
NEXT PLC (e)	10,000,000	239,094
Tuesday Morning Corp. (a)	1,500,000	5,115
		423,389
Specialty Retail - 8.5%
Abercrombie & Fitch Co. Class A (d)(e)	8,703,740	235,523
Aeropostale, Inc. (a)	760,000	25,817
AutoZone, Inc. (a)	925,000	153,911
bebe Stores, Inc.	645,000	5,934
Bed Bath & Beyond, Inc. (a)(e)	18,750,000	570,375
BMTC Group, Inc. Class A (sub. vtg.)	2,984,800	47,527
Brown Shoe Co., Inc.	525,012	3,376
Camaieu SA	7,000	1,222
Charlotte Russe Holding, Inc. (a)	174,997	2,196
Christopher & Banks Corp.	200,100	1,113
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Esprit Holdings Ltd.	50,000	$ 306
Footstar, Inc. (e)	2,016,000	5,846
Friedmans, Inc. Class A (a)	1,500,000	0*
Glentel, Inc. (e)	650,000	4,685
Group 1 Automotive, Inc. (d)(e)	1,460,000	31,098
Gulliver International Co. Ltd. (d)(e)	1,068,880	21,104
Honeys Co. Ltd. (d)	100,000	591
Hot Topic, Inc. (a)	1,650,000	20,196
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	1,825,000	73,803
K'S Denki Corp.	25,000	451
Kyoto Kimono Yuzen Co. Ltd.	123,800	806
Le Chateau, Inc. Class A (sub. vtg.)	1,700,000	14,318
Lithia Motors, Inc. Class A (sub. vtg.) (d)	1,597,105	4,664
MarineMax, Inc. (a)(e)	995,546	4,530
Mr. Bricolage SA	250,000	4,123
Nafco Co. Ltd.	785,000	7,605
Nishimatsuya Chain Co. Ltd. (e)	4,400,000	35,301
OSIM International Ltd. warrants 6/23/11 (a)	40,626,503	686
Pal Co. Ltd. (e)	601,000	9,201
Point, Inc.	35,000	1,560
Pomeroy IT Solutions, Inc. (a)(e)	1,226,889	4,331
Reitmans (Canada) Ltd. Class A (non-vtg.)	125,000	1,273
Rent-A-Center, Inc. (a)	10,000	193
Rex Stores Corp. (a)(e)	1,375,000	16,363
Right On Co. Ltd.	50,000	345
RONA, Inc. (a)	400,000	4,428
Ross Stores, Inc.	6,300,000	239,022
SAZABY, Inc.	260,000	2,779
ScS Upholstery PLC (a)	2,400,000	0*
Second Chance Properties Ltd.	7,700,000	988
Second Chance Properties Ltd. warrants 9/27/13 (a)	3,062,500	0*
Shimamura Co. Ltd.	2,000	139
Shoe Carnival, Inc. (a)	17,000	198
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	2,839,000	14,649
Staples, Inc.	100,000	2,062
The Men's Wearhouse, Inc.	1,276,000	23,785
Tsutsumi Jewelry Co. Ltd.	17,000	279
Tween Brands, Inc. (a)	590,517	1,724
United Arrows Ltd.	35,000	213
Urban Outfitters, Inc. (a)	5,000	97
USS Co. Ltd. (e)	2,110,000	95,641
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Williams-Sonoma, Inc.	3,000,000	$ 42,000
Workman Co. Ltd.	743,800	7,329
		1,745,706
Textiles, Apparel & Luxury Goods - 2.5%
Arts Optical International Holdings Ltd.	8,508,000	2,185
Bijou Brigitte Modische Accessoires AG	45,000	4,717
Cherokee, Inc. (d)	293,784	5,367
Coach, Inc.	5,000	123
Columbia Sportswear Co. (d)	450,025	13,825
Delta Apparel, Inc. (a)(e)	859,700	5,150
Folli Follie SA	785,000	9,933
Fossil, Inc. (a)(e)	6,661,171	134,289
Gildan Activewear, Inc. (a)(e)	12,050,900	137,955
Hampshire Group Ltd. (a)(e)	920,000	2,668
Handsome Co. Ltd. (e)	2,436,150	17,976
Il Jeong Industrial Co. Ltd.	10,000	107
JLM Couture, Inc. (a)(e)	197,100	148
K-Swiss, Inc. Class A	2,679,006	26,897
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	125,000	865
Liz Claiborne, Inc.	1,300,000	6,162
Marimekko Oyj	100,000	1,195
Movado Group, Inc. (e)	1,776,500	16,291
Polo Ralph Lauren Corp. Class A	250,000	13,460
Quiksilver, Inc. (a)	2,000,000	3,300
Rocky Brands, Inc. (a)(d)(e)	500,022	1,825
Sanei-International Co. Ltd.	180,000	1,133
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,331,650	38,980
Ted Baker PLC	250,000	1,364
Texwinca Holdings Ltd.	11,400,000	6,938
Timberland Co. Class A (a)	3,499,962	56,839
Van de Velde	75,000	2,471
Victory City International Holdings Ltd.	1,000,000	67
Volcom, Inc. (a)	500,000	6,745
Youngone Corp.	110,000	846
		519,821
TOTAL CONSUMER DISCRETIONARY		5,152,705
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 10.3%
Beverages - 1.7%
Baron de Ley SA (a)	219,063	$ 7,877
C&C Group PLC	1,400,000	3,250
Constellation Brands, Inc. Class A (sub. vtg.) (a)	14,800,000	171,532
Dr Pepper Snapple Group, Inc. (a)	200,000	4,142
Dynasty Fine Wines Group Ltd.	4,000,000	693
Guinness Anchor Bhd	10,000	16
Hansen Natural Corp. (a)	1,500,000	61,140
PepsiAmericas, Inc.	4,100,000	100,737
		349,387
Food & Staples Retailing - 6.4%
Belc Co. Ltd. (d)(e)	1,355,400	11,088
Cosmos Pharmaceutical Corp. (d)	525,000	6,846
Create SD Holdings Co. Ltd.	895,000	14,555
CVS Caremark Corp.	1,600,000	50,848
Daikokutenbussan Co. Ltd.	600,000	9,015
Growell Holdings Co. Ltd.	259,989	3,255
Halows Co. Ltd.	822,700	4,761
Ingles Markets, Inc. Class A	729,860	11,393
Majestic Wine PLC (d)	425,016	1,129
Metro, Inc. Class A (sub. vtg.) (e)	10,900,000	337,984
Ozeki Co. Ltd. (e)	1,124,600	28,006
Safeway, Inc. (e)	25,100,000	495,725
San-A Co. Ltd.	391,300	10,940
Shinsegae Food Co. Ltd.	17,000	580
Sligro Food Group NV	1,645,000	37,411
Sundrug Co. Ltd.	5,000	77
Tsuruha Holdings, Inc.	140,000	3,498
United Natural Foods, Inc. (a)	1,300,000	29,614
Village Super Market, Inc. Class A	161,104	4,991
Walgreen Co.	7,950,000	249,869
Yaoko Co. Ltd.	410,000	11,100
		1,322,685
Food Products - 1.5%
American Italian Pasta Co. Class A (a)	1,000,000	31,440
ARYZTA AG (a)	1,825,000	52,844
Chiquita Brands International, Inc. (a)	1,050,000	7,949
Food Empire Holdings Ltd. (e)	37,014,000	5,750
Fresh Del Monte Produce, Inc. (a)(e)	6,334,000	91,970
Fukushima Foods Co., Ltd.	135,000	2,074
Global Bio-Chem Technology Group Co. Ltd.	10,000,000	1,358
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Greggs PLC	75,000	$ 3,819
Industrias Bachoco SA de CV sponsored ADR	2,325,000	34,596
Kerry Group PLC Class A	100,000	2,049
Nam Yang Dairy Products	11,000	4,407
Pacific Andes (Holdings) Ltd.	30,797,000	4,472
Pacific Andes International Holdings Ltd.	24,500,000	2,574
People's Food Holdings Ltd.	21,000,000	7,021
President Rice Products PCL	29,100	85
Rocky Mountain Chocolate Factory, Inc. (e)	592,669	3,669
Samyang Genex Co. Ltd.	145,795	6,571
Saputo, Inc.	5,000	91
Select Harvests Ltd.	1,413,525	3,392
Smithfield Foods, Inc. (a)(d)	3,100,030	26,784
Sunjin Co. Ltd. (e)	219,900	3,854
Synear Food Holdings Ltd.	1,900,000	250
Timbercorp Ltd.	254,947	8
United Food Holdings Ltd.	22,400,000	681
Yutaka Foods Corp.	253,400	2,947
		300,655
Personal Products - 0.7%
Beauty China Holdings Ltd.	200,000	18
CCA Industries, Inc.	97,700	283
Inter Parfums, Inc. (e)	2,118,117	16,437
NBTY, Inc. (a)(e)	4,625,019	119,834
Nutraceutical International Corp. (a)(e)	1,143,504	9,400
Physicians Formula Holdings, Inc. (a)(e)	1,107,492	2,713
Prestige Brands Holdings, Inc. (a)	300,000	1,938
		150,623
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,452	214
TOTAL CONSUMER STAPLES		2,123,564
ENERGY - 6.9%
Energy Equipment & Services - 2.6%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	11,541
Basic Energy Services, Inc. (a)(e)	4,050,000	41,310
Bristow Group, Inc. (a)(d)(e)	2,600,000	59,176
CE Franklin Ltd. (a)	575,000	3,161
Dawson Geophysical Co. (a)	85,000	1,671
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Divestco, Inc. (a)(e)	3,577,000	$ 1,709
Enerflex Systems Income Fund (d)	500,000	4,241
Ensign Energy Services, Inc.	1,000,000	11,523
Farstad Shipping ASA (e)	2,500,000	37,400
Fugro NV (Certificaten Van Aandelen) unit	1,700,027	60,848
Global Industries Ltd. (a)	4,700,000	30,409
Gulf Island Fabrication, Inc.	117,600	1,522
Hercules Offshore, Inc. (a)	1,350,000	4,320
Oil States International, Inc. (a)(e)	4,984,108	94,200
Pason Systems, Inc.	800,000	6,805
ProSafe ASA (a)	7,900,000	32,453
Prosafe Production Public Ltd. (a)	7,500,000	13,460
Solstad Offshore ASA	1,250,000	14,555
Total Energy Services Trust (e)	2,945,000	10,070
Unit Corp. (a)(e)	3,500,047	95,516
		535,890
Oil, Gas & Consumable Fuels - 4.3%
Adams Resources & Energy, Inc. (e)	421,700	6,220
AOC Holdings, Inc. (d)(e)	5,800,000	35,254
Berry Petroleum Co. Class A	70,000	1,154
Cimarex Energy Co.	3,025,000	81,373
Edge Petroleum Corp. (a)(e)	2,864,976	573
ENI SpA	9,050,000	194,154
Frontier Oil Corp.	25,000	318
Gulfport Energy Corp. (a)	275,000	817
Hankook Shell Oil Co. Ltd. (e)	75,000	4,531
Holly Corp.	100,000	2,096
Mariner Energy, Inc. (a)(f)	1,831,700	20,845
Mariner Energy, Inc. (a)	2,100,000	23,898
Michang Oil Industrial Co. Ltd. (e)	173,900	4,626
National Energy Group, Inc. (a)	548,313	1,974
Oil Search Ltd.	16,500,463	61,547
Pebercan, Inc. (a)	1,150,000	964
Penn Virginia Corp.	275,000	3,869
Petro-Canada	5,500,000	173,585
Petroleum Development Corp. (a)	199,957	3,241
Swift Energy Co. (a)(e)	3,085,515	33,385
Tesoro Corp.	3,500,000	53,375
Tsakos Energy Navigation Ltd.	232,600	3,643
USEC, Inc. (a)(d)(e)	8,600,000	53,234
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
W&T Offshore, Inc. (d)(e)	6,125,000	$ 56,840
World Fuel Services Corp.	1,400,000	53,382
		874,898
TOTAL ENERGY		1,410,788
FINANCIALS - 5.3%
Capital Markets - 0.1%
GFI Group, Inc.	300,000	1,224
Massachusetts Financial Corp. Class A (a)	33,494	164
TradeStation Group, Inc. (a)	1,250,000	10,138
		11,526
Commercial Banks - 0.6%
Anglo Irish Bank Corp. PLC	9,500,373	1,330
Bank of the Ozarks, Inc.	449,967	11,173
Cathay General Bancorp (d)	2,400,040	26,928
Center Financial Corp., California	9,998	25
Dimeco, Inc.	16,140	537
East West Bancorp, Inc.	650,000	4,440
EuroBancshares, Inc. (a)(e)	1,071,513	1,104
First Bancorp, Puerto Rico (d)(e)	7,300,000	40,223
Hanmi Financial Corp.	1,554,996	2,410
Intervest Bancshares Corp. Class A	13,229	52
Nara Bancorp, Inc.	10,000	37
Oriental Financial Group, Inc.	1,150,000	10,684
Pacific Premier Bancorp, Inc. (a)	100,000	407
S.Y. Bancorp, Inc.	4,688	118
Smithtown Bancorp, Inc.	8,738	117
Sparebanken More (primary capital certificate)	76,674	1,844
Sparebanken Rogaland (primary capital certificate)	960,000	3,458
Tamalpais Bancorp	144,661	796
The First Bancorp, Inc.	9,711	169
Vestjysk Bank AS (Reg.) (a)	105,600	1,226
W Holding Co., Inc. (d)(e)	213,050	4,936
Wilshire Bancorp, Inc.	5,000	20
		112,034
Consumer Finance - 0.0%
Aeon Credit Service (Asia) Co. Ltd.	11,906,000	5,502
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
First Cash Financial Services, Inc. (a)	100,000	$ 1,644
Nicholas Financial, Inc. (a)	182,570	553
		7,699
Diversified Financial Services - 0.1%
CIT Group, Inc. (d)	7,750,009	17,205
Newship Ltd. (a)	2,500	148
Ricoh Leasing Co. Ltd.	1,000	15
		17,368
Insurance - 4.4%
Assurant, Inc.	4,550,000	111,202
Axis Capital Holdings Ltd. (e)	7,505,005	184,923
Employers Holdings, Inc.	245,353	2,046
Endurance Specialty Holdings Ltd.	2,552,987	66,786
First Mercury Financial Corp. (a)	245,000	3,239
Genworth Financial, Inc. Class A (non-vtg.)	11,000,000	25,960
IPC Holdings Ltd. (e)	3,099,494	80,711
National Interstate Corp.	350,485	5,660
National Western Life Insurance Co. Class A	148,870	16,955
RenaissanceRe Holdings Ltd.	3,100,000	150,846
Transatlantic Holdings, Inc.	363,000	13,769
Unum Group	15,200,000	248,368
		910,465
Real Estate Investment Trusts - 0.0%
VastNed Offices/Industrial NV	100,000	1,152
Real Estate Management & Development - 0.1%
Airport Facilities Co. Ltd.	195,000	997
Forestar Group, Inc. (a)	200,000	2,572
Jones Lang LaSalle, Inc.	5,000	161
Relo Holdings Corp.	205,000	1,571
Tejon Ranch Co. (a)	746,775	17,325
		22,626
Thrifts & Mortgage Finance - 0.0%
First Financial Service Corp.	104,073	1,665
North Central Bancshares, Inc. (e)	133,861	1,667
The PMI Group, Inc. (e)	8,925,000	5,623
WSB Holdings, Inc.	15,564	39
		8,994
TOTAL FINANCIALS		1,091,864
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.5%
Biotechnology - 0.7%
Amgen, Inc. (a)	3,000,000	$ 145,410
Biogen Idec, Inc. (a)	250,000	12,085
Vital BioTech Holdings Ltd. (a)	5,000,000	121
		157,616
Health Care Equipment & Supplies - 1.4%
Anika Therapeutics, Inc. (a)	40,000	225
Atrion Corp.	10,000	896
COLTENE Holding AG	4,500	153
Cooper Companies, Inc.	725,012	20,844
Corin Group PLC	210,000	182
Exactech, Inc. (a)(e)	707,500	9,374
Golden Meditech Co. Ltd. (a)	11,000,000	1,485
Kinetic Concepts, Inc. (a)	2,350,000	58,186
Mani, Inc.	175,000	9,352
Medical Action Industries, Inc. (a)(e)	1,568,250	15,212
Nakanishi, Inc.	271,300	16,869
National Dentex Corp. (a)(e)	565,449	2,793
Orthofix International NV (a)	152,831	2,606
Prim SA	10,000	78
Span-America Medical System, Inc.	100,758	1,118
Stryker Corp.	50,000	1,936
Syneron Medical Ltd. (a)(e)	2,020,000	13,675
Techno Medica Co. Ltd.	86	197
Theragenics Corp. (a)(e)	3,304,620	4,098
Top Glove Corp. Bhd	750,000	1,169
Utah Medical Products, Inc. (e)	460,000	10,083
Varian Medical Systems, Inc. (a)	20,000	667
Young Innovations, Inc. (e)	835,991	12,958
Zimmer Holdings, Inc. (a)	2,400,000	105,576
		289,732
Health Care Providers & Services - 9.4%
Advocat, Inc. (a)(e)	345,254	1,001
American HomePatient, Inc. (a)(e)	1,735,000	451
AMERIGROUP Corp. (a)(e)	4,694,967	140,239
AmSurg Corp. (a)(e)	2,353,000	48,331
AS One Corp.	100,000	1,647
Bio-Reference Laboratories, Inc. (a)	50,000	1,284
Centene Corp. (a)	600,000	11,022
CML Healthcare Income Fund (d)	500,000	5,489
Corvel Corp. (a)	491,916	11,068
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Coventry Health Care, Inc. (a)(e)	14,374,006	$ 228,690
Grupo Casa Saba SA de CV sponsored ADR	431,500	6,365
Health Grades, Inc. (a)	684,300	2,190
Health Net, Inc. (a)	3,300,000	47,652
Healthspring, Inc. (a)	2,600,011	23,998
Healthways, Inc. (a)	1,350,047	14,081
Henry Schein, Inc. (a)	175,000	7,182
Hoshiiryou Sanki Co. Ltd.	35,000	568
InVentiv Health, Inc. (a)	30,000	333
Japan Medical Dynamic Marketing, Inc. (d)	100,000	175
LifePoint Hospitals, Inc. (a)(e)	5,675,920	146,723
Lincare Holdings, Inc. (a)(e)	9,550,000	230,442
MEDNAX, Inc. (a)	100,000	3,590
Molina Healthcare, Inc. (a)(d)	1,325,000	28,686
Patterson Companies, Inc. (a)(e)	7,850,000	160,611
ResCare, Inc. (a)	1,200,000	19,224
Triple-S Management Corp. (a)	449,983	5,769
U.S. Physical Therapy, Inc. (a)	25,000	292
United Drug PLC:
(Ireland)	3,725,000	10,440
(United Kingdom)	499,993	1,392
UnitedHealth Group, Inc.	26,800,700	630,344
Universal American Financial Corp. (a)	1,474,107	15,228
VCA Antech, Inc. (a)	150,000	3,753
Wellcare Health Plans, Inc. (a)	1,997,000	29,975
WellPoint, Inc. (a)	2,250,000	96,210
		1,934,445
Health Care Technology - 0.6%
Arrhythmia Research Technology, Inc. (a)(e)	271,041	683
IMS Health, Inc. (e)	9,550,000	119,948
		120,631
Life Sciences Tools & Services - 0.8%
Affymetrix, Inc. (a)	25,000	117
Charles River Laboratories International, Inc. (a)	3,000,000	82,950
Covance, Inc. (a)	50,000	1,964
eResearchTechnology, Inc. (a)	10,000	51
Harvard Bioscience, Inc. (a)	100,000	290
ICON PLC sponsored ADR	2,000,000	31,680
Medtox Scientific, Inc. (a)	283,643	2,300
SeraCare Life Sciences, Inc. (a)	116,125	74
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc. (a)	1,200,000	$ 42,096
Varian, Inc. (a)	10,000	330
Waters Corp. (a)	100,000	4,417
		166,269
Pharmaceuticals - 0.6%
Endo Pharmaceuticals Holdings, Inc. (a)	2,900,000	47,966
Forest Laboratories, Inc. (a)	1,525,000	33,077
Fornix Biosciences NV (e)	465,022	3,906
Hisamitsu Pharmaceutical Co., Inc.	10,000	282
Ildong Pharmaceutical Co. Ltd. (e)	255,013	8,151
KunWha Pharmaceutical Co., Ltd. (e)	245,000	2,885
KV Pharmaceutical Co. Class A (a)	2,475,200	3,465
Medicis Pharmaceutical Corp. Class A	10,000	161
Obagi Medical Products, Inc. (a)	10,000	60
Torii Pharmaceutical Co. Ltd.	620,000	8,215
Whanin Pharmaceutical Co. Ltd. (e)	719,790	7,885
Yuyu Pharma, Inc.	255,000	1,477
		117,530
TOTAL HEALTH CARE		2,786,223
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.9%
Alabama Aircraft Industries, Inc. (a)(e)	245,280	307
CAE, Inc. (e)	13,500,400	85,986
Esterline Technologies Corp. (a)	10,000	264
Moog, Inc. Class A (a)	3,899,958	104,441
		190,998
Air Freight & Logistics - 0.3%
Air T, Inc.	40,587	289
Atlas Air Worldwide Holdings, Inc. (a)	10,000	266
Dynamex, Inc. (a)	129,283	1,902
Forward Air Corp.	20,000	333
Kintetsu World Express, Inc.	500,000	10,149
Pacer International, Inc.	1,700,031	7,208
Sinwa Ltd.	7,500,000	709
UTI Worldwide, Inc.	5,000	67
Yusen Air & Sea Service Co. Ltd. (d)(e)	4,035,000	46,649
		67,572
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.1%
MAIR Holdings, Inc. (a)(e)	2,000,026	$ 0
Pinnacle Airlines Corp. (a)	599,953	1,248
Republic Airways Holdings, Inc. (a)	1,500,000	10,740
Ryanair Holdings PLC sponsored ADR (a)	25,000	684
SkyWest, Inc.	5,000	60
		12,732
Building Products - 0.2%
Aaon, Inc.	360,000	7,013
Gibraltar Industries, Inc.	10,000	67
Insteel Industries, Inc.	300,000	2,235
Kingspan Group PLC (Ireland)	2,625,000	13,572
Kondotec, Inc.	443,800	2,639
NCI Building Systems, Inc. (a)(d)(e)	2,007,400	7,929
Simpson Manufacturing Co. Ltd.	5,000	111
		33,566
Commercial Services & Supplies - 0.8%
AJIS Co. Ltd. (e)	424,900	8,449
Cintas Corp.	3,375,000	86,603
Fursys, Inc.	145,000	2,644
HNI Corp. (d)	300,000	4,650
Knoll, Inc.	745,000	5,275
Mitie Group PLC	5,250,000	16,163
Moshi Moshi Hotline, Inc. (d)	45,000	771
Secom Techno Service Co. Ltd. (e)	823,000	17,302
United Stationers, Inc. (a)	991,402	32,449
Viad Corp.	15,000	286
VICOM Ltd.	1,171,000	1,273
		175,865
Construction & Engineering - 0.5%
Arcadis NV	1,245,000	18,340
Chodai Co. Ltd.	100,000	293
Commuture Corp.	550,000	3,430
Daiichi Kensetsu Corp. (e)	1,300,000	8,290
Dongyang Express & Construction Corp.	65,000	1,139
Dongyang Express & Construction Corp. rights 5/29/09 (a)	20,799	121
Hanil Construction Co. Ltd.	50,000	311
Hibiya Engineering Ltd. (d)	900,000	7,656
Hyder Consulting PLC	153,350	254
Imtech NV	900,000	14,043
Kaneshita Construction Co. Ltd.	925,000	1,977
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
KHD Humboldt Wedag International Ltd. (a)	220,000	$ 1,907
Koninklijke BAM Groep NV (d)	900,000	8,845
Kyeryong Construction Industrial Co. Ltd. (e)	655,040	14,172
Michael Baker Corp. (a)	10,000	336
Sanyo Engineering & Construction, Inc.	1,000,000	3,068
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	3,716
ShoLodge, Inc. (a)(e)	500,627	290
URS Corp. (a)	250,000	11,015
Vianini Lavori SpA	100,000	562
		99,765
Electrical Equipment - 0.6%
Aichi Electric Co. Ltd.	1,000,000	1,676
AZZ, Inc. (a)(e)	1,110,000	34,332
Belden, Inc.	300,041	4,837
Chase Corp. (e)	853,155	8,148
Cooper Industries Ltd. Class A	50,000	1,640
Deswell Industries, Inc.	723,965	1,766
Draka Holding NV (d)	1,200,000	12,818
GrafTech International Ltd. (a)	600,036	5,274
Hubbell, Inc. Class B	375,000	12,450
JA Solar Holdings Co. Ltd. ADR (a)	35,000	123
Koito Industries Ltd.	470,000	1,127
Korea Electric Terminal Co. Ltd. (e)	700,000	9,202
Nexans SA	425,000	19,685
PK Cables OY	310,000	1,468
Power Logics Co. Ltd. (a)	525,000	2,970
Prysmian SpA	600,000	7,294
Rockwell Automation, Inc.	200,000	6,318
Solarfun Power Holdings Co. Ltd. ADR (a)	10,000	43
Thomas & Betts Corp. (a)	85,000	2,645
Universal Security Instruments, Inc. (a)(e)	241,255	1,025
		134,841
Industrial Conglomerates - 1.1%
DCC PLC (Ireland) (e)	8,250,000	149,117
Raven Industries, Inc.	10,000	239
Seaboard Corp.	61,673	57,664
Textron, Inc.	983,700	10,555
		217,575
Machinery - 1.0%
Aalberts Industries NV (d)	1,250,000	9,540
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
American Railcar Industries, Inc.	10,000	$ 91
Cascade Corp. (e)	1,084,952	26,223
CKD Corp. (e)	5,950,000	21,930
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,146,553	14,859
Dover Corp.	150,000	4,617
Foremost Income Fund (e)	1,600,000	6,007
Gardner Denver, Inc. (a)	1,000,000	26,620
Gencor Industries, Inc. (a)	165,011	1,376
Greenbrier Companies, Inc. (e)	1,475,000	12,552
Hardinge, Inc.	309,969	1,488
Hi-P International Ltd.	5,000,000	1,756
Hurco Companies, Inc. (a)(e)	641,998	9,842
Hwacheon Machine Tool Co. Ltd.	5,000	123
Ihara Science Corp.	441,000	1,582
Inoue Kinzoku Kogyo Co. Ltd. (e)	1,080,000	4,314
Jaya Holdings Ltd. (e)	67,030,000	14,488
Kyowakogyosyo Co.,Ltd.	60,000	233
Lincoln Electric Holdings, Inc.	120,000	5,344
Miller Industries, Inc. (a)	150,000	1,200
Mueller Industries, Inc.	5,000	110
NACCO Industries, Inc. Class A	607,289	23,229
Nadex Co. Ltd.	430,000	1,309
Nippon Thompson Co. Ltd.	5,000	22
Nitta Corp.	50,000	575
NN, Inc.	127,474	167
S&T Holdings Co. Ltd.	200,020	1,917
Singamas Container Holdings Ltd.	10,000,000	611
Spirax-Sarco Engineering PLC	10,000	126
Takamatsu Machinery Co., Ltd.	60,000	141
Takeuchi Manufacturing Co. Ltd.	125,000	885
Tocalo Co. Ltd.	110,000	1,161
Toro Co.	28,371	862
Trifast PLC (e)	6,845,000	1,956
Trinity Industrial Corp.	220,000	689
Twin Disc, Inc.	360,011	2,455
Wolverine Tube, Inc. (a)(e)	3,309,825	662
		201,062
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.0%
Kirby Corp. (a)	20,000	$ 617
Tokyo Kisen Co. Ltd. (e)	660,000	3,702
		4,319
Professional Services - 1.3%
51job, Inc. sponsored ADR (a)	60,556	485
CDI Corp.	465,200	5,559
Clarius Group Ltd.	1,165,811	331
Corporate Executive Board Co.	600,000	10,368
CRA International, Inc. (a)	500,000	11,670
en-japan, Inc. (d)	6,100	4,627
Equifax, Inc.	4,700,000	137,052
GFK AG	100,000	2,321
LECG Corp. (a)	612,802	1,783
Manpower, Inc.	200,000	8,618
Monster Worldwide, Inc. (a)	1,050,047	14,491
MPS Group, Inc. (a)	510,000	4,100
RCM Technologies, Inc. (a)(e)	1,275,663	1,697
Robert Half International, Inc.	10,000	240
SmartPros Ltd. (a)	50,000	153
Stantec, Inc. (a)(e)	2,800,000	61,315
Synergie SA	53,199	931
Temp Holdings Co., Ltd.	165,000	986
TrueBlue, Inc. (a)	100,023	971
Wesco, Inc.	300,000	325
		268,023
Road & Rail - 0.4%
Alps Logistics Co. Ltd. (e)	1,325,000	9,701
Hutech Norin Co. Ltd. (e)	1,043,700	4,990
Japan Logistic Systems Corp.	300,000	752
Old Dominion Freight Lines, Inc. (a)	1,200,000	33,780
Sakai Moving Service Co. Ltd. (e)	778,000	16,046
Trancom Co. Ltd. (e)	1,032,400	10,361
Universal Truckload Services, Inc.	474,513	5,846
US 1 Industries, Inc. (a)	573,444	579
		82,055
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	330,000	3,502
ERIKS Group NV (Certificaten Van Aandelen) unit	305,000	10,283
Grafton Group PLC unit	5,042,017	17,807
Hanwa Co. Ltd.	350,000	991
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Misumi Group, Inc.	585,000	$ 7,901
MSC Industrial Direct Co., Inc. Class A	10,000	409
Parker Corp.	675,000	1,178
Richelieu Hardware Ltd. (e)	1,135,000	14,506
Senshu Electric Co. Ltd. (e)	1,031,200	10,128
TECHNO ASSOCIE CO., LTD.	75,000	374
Uehara Sei Shoji Co. Ltd.	1,125,000	3,921
Wakita & Co. Ltd.	650,000	2,395
		73,395
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,557,000	6,295
Meiko Transportation Co. Ltd.	860,000	6,648
		12,943
TOTAL INDUSTRIALS		1,574,711
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 0.9%
Bel Fuse, Inc.:
Class A	372,293	5,398
Class B (non-vtg.)	100,033	1,619
Black Box Corp. (e)	1,981,025	54,221
Blonder Tongue Laboratories, Inc. (a)	152,040	198
BYD Electronic International Co. Ltd.	2,750,000	1,396
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	2,700,000	4,239
ClearOne Communications, Inc. (a)(e)	1,000,503	2,891
Cogo Group, Inc. (a)	650,000	5,317
Comtech Telecommunications Corp. (a)	50,000	1,674
Ditech Networks, Inc. (a)(e)	3,234,000	3,170
Nera Telecommunications Ltd.	9,000,000	1,581
NETGEAR, Inc. (a)(e)	3,534,317	56,584
Optical Cable Corp. (a)(e)	537,002	1,402
Plantronics, Inc.	27,275	347
Sierra Wireless, Inc. (a)	100,000	567
TKH Group NV unit	3,000,000	37,610
		178,214
Computers & Peripherals - 1.4%
ASUSTeK Computer, Inc.	11,000,510	14,594
Datapulse Technology Ltd.	500,000	49
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dataram Corp. (a)(e)	858,800	$ 1,134
Logitech International SA (a)	535,000	7,126
Logitech International SA (Reg.) (a)	7,300,000	97,533
Rimage Corp. (a)(e)	934,473	13,755
Roland DG Corp. (d)	90,000	1,215
Seagate Technology	11,550,000	94,248
Super Micro Computer, Inc. (a)(e)	2,724,950	14,224
TPV Technology Ltd.	51,500,000	17,011
Western Digital Corp. (a)	1,000,000	23,520
Xyratex Ltd. (a)(e)	2,923,900	9,795
		294,204
Electronic Equipment & Components - 4.0%
A&D Co. Ltd. (d)(e)	1,752,100	4,271
Amphenol Corp. Class A	10,000	338
Benchmark Electronics, Inc. (a)	75,000	910
BYD Co. Ltd. (H Shares)	100,000	263
CPI International, Inc. (a)	725,993	7,950
CyberOptics Corp. (a)	50,000	233
Daktronics, Inc. (d)	1,350,000	12,204
Delta Electronics PCL (For. Reg.)	30,000,000	10,118
Diploma PLC	100,000	162
Domino Printing Sciences PLC	100,000	364
Excel Co. Ltd. (e)	909,800	7,418
Halma PLC	5,000	13
Hon Hai Precision Industry Co. Ltd. (Foxconn)	87,099,994	251,374
Huan Hsin Holdings Ltd.	7,200,000	973
Ingram Micro, Inc. Class A (a)	1,310,000	19,021
Insight Enterprises, Inc. (a)	1,725,049	9,867
INTOPS Co. Ltd. (e)	830,000	16,171
Japan Aviation Electronics Industry Ltd.	10,000	53
Jurong Technologies Industrial Corp. Ltd.	29,873,347	504
Kingboard Chemical Holdings Ltd.	40,000,000	96,965
Kingboard Laminates Holdings Ltd.	7,500,000	2,969
KITAGAWA INDUSTRIES CO., LTD.	70,000	753
Measurement Specialties, Inc. (a)	209,997	1,426
Mesa Laboratories, Inc. (e)	317,500	6,350
Methode Electronics, Inc. Class A	1,115,918	6,718
Multi-Fineline Electronix, Inc. (a)	25,044	503
Muramoto Electronic Thailand PCL (For. Reg.)	1,275,000	3,903
Nippo Ltd.	348,800	800
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Orbotech Ltd. (a)(e)	2,449,985	$ 12,495
Renishaw PLC	300,000	1,716
Rofin-Sinar Technologies, Inc. (a)	110,000	2,344
ScanSource, Inc. (a)(e)	2,640,600	65,249
SED International Holdings, Inc. (a)(e)	480,000	408
Shibaura Electronics Co. Ltd.	364,000	3,087
Sigmatron International, Inc. (a)(e)	381,880	573
Sinotronics Holdings Ltd.	15,300,000	434
SMART Modular Technologies (WWH), Inc. (a)(e)	6,164,900	15,166
Spectrum Control, Inc. (a)(e)	1,281,630	9,061
SYNNEX Corp. (a)(e)	3,207,670	69,061
Taitron Components, Inc. Class A (sub. vtg.)	359,023	316
Takachiho Electric Co. Ltd. (e)	1,175,000	8,832
Tomen Electronics Corp. (e)	1,492,400	14,336
Tyco Electronics Ltd.	5,300,000	92,432
Venture Corp. Ltd. (e)	13,905,000	55,977
Winland Electronics, Inc. (a)(e)	337,600	243
Wireless Telecom Group, Inc. (a)(e)	1,767,712	884
XAC Automation Corp.	1,250,000	531
		815,739
Internet Software & Services - 1.2%
AhnLab, Inc.	320,000	3,092
DivX, Inc. (a)(e)	2,100,000	10,773
eBay, Inc. (a)	7,800,007	128,466
j2 Global Communications, Inc. (a)(e)	3,677,163	88,215
Jorudan Co. Ltd.	18,300	97
LoopNet, Inc. (a)	550,048	4,725
NetEase.com, Inc. sponsored ADR (a)	100,000	3,018
Perficient, Inc. (a)	1,310,099	9,131
Softbank Technology Corp.	500,000	2,836
UANGEL Corp.	100,000	509
United Internet AG	75,000	778
		251,640
IT Services - 1.6%
Accenture Ltd. Class A	15,000	441
Affiliated Computer Services, Inc. Class A (a)	2,000,000	96,760
Argo Graphics, Inc.	115,000	1,057
Broadridge Financial Solutions, Inc.	10,000	194
Calian Technologies Ltd. (e)	610,000	8,430
Cass Information Systems, Inc.	35,000	1,181
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Computer Services, Inc.	47,092	$ 1,224
CSE Global Ltd. (e)	29,419,500	8,346
Heartland Payment Systems, Inc.	1,560,000	12,542
HIQ International AB	50,000	153
Hitachi Systems & Services Ltd. (e)	1,292,700	13,523
Indra Sistemas SA	1,050,000	20,762
infoGROUP, Inc. (a)	1,433,041	5,804
Matsushita Electric Works Information Systems Co. Ltd.	200,000	3,278
NeuStar, Inc. Class A (a)	350,000	6,654
Patni Computer Systems Ltd. sponsored ADR	1,950,000	15,210
SinoCom Software Group Ltd. (e)	66,200,000	6,892
Softcreate Co., Ltd.	55,000	362
SRA International, Inc. Class A (a)	5,000	77
Syntel, Inc.	25,000	693
Total System Services, Inc.	9,600,000	119,712
Wirecard AG	15,000	123
Wright Express Corp. (a)	200,028	4,577
		327,995
Office Electronics - 0.6%
Canon Finetech, Inc.	620,000	5,806
Canon, Inc.	4,000,000	119,733
Zebra Technologies Corp. Class A (a)	99,987	2,125
		127,664
Semiconductors & Semiconductor Equipment - 1.2%
Axcelis Technologies, Inc. (a)(e)	9,244,957	4,345
Diodes, Inc. (a)(e)	4,085,000	60,785
Gennum Corp.	1,128,000	4,963
Intersil Corp. Class A	300,000	3,480
Intest Corp. (a)(e)	909,300	173
KEC Corp. (a)	2,500,000	1,526
KEC Holdings Co. Ltd. (e)	1,799,999	1,408
Kontron AG	25,000	272
Lasertec Corp.	277,900	1,451
Leeno Industrial, Inc.	60,000	545
Maxim Integrated Products, Inc.	3,700,000	50,135
Melexis NV (e)	3,110,048	18,359
Miraial Co. Ltd.	155,000	2,282
NVIDIA Corp. (a)	2,000,000	22,960
Omnivision Technologies, Inc. (a)(e)	5,535,000	52,638
Pericom Semiconductor Corp. (a)	18,473	165
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Photronics, Inc. (a)	1,050,010	$ 1,754
Trio-Tech International (a)(e)	322,543	581
USC Corp.	365,000	2,986
Varitronix International Ltd. (e)	32,340,000	6,397
Y. A. C. Co., Ltd.	200,000	843
Zoran Corp. (a)	500,000	4,470
		242,518
Software - 4.8%
Adobe Systems, Inc. (a)	250,000	6,838
Amdocs Ltd. (a)	7,725,000	161,684
Ansys, Inc. (a)(e)	5,450,000	150,529
Aveva Group PLC	25,000	208
Bitstream, Inc. Class A (a)	5,000	22
Cybernet Systems Co. Ltd. (e)	20,500	5,778
DMX Technologies Group Ltd. (a)	1,000,000	84
DTS Corp.	45,000	323
ebix.com, Inc. (a)	415,005	11,537
Epicor Software Corp. (a)	1,521,328	8,398
Exact Holdings NV	625,000	12,388
Fair Isaac Corp.	7,446	125
ICT Automatisering NV (e)	874,000	4,404
Infomedia Ltd.	600,000	131
Jack Henry & Associates, Inc.	2,300,004	41,446
KSK Co., Ltd.	91,800	505
MICROS Systems, Inc. (a)	500,000	10,490
Microsoft Corp.	1,400,000	28,364
MicroStrategy, Inc. Class A (a)	60,000	2,335
Net 1 UEPS Technologies, Inc. (a)	400,000	6,600
NSD Co. Ltd.	385,000	3,031
Nucleus Software Exports Ltd.	50,000	62
Oracle Corp.	24,050,000	465,127
Pervasive Software, Inc. (a)(e)	1,842,792	9,048
Progress Software Corp. (a)(e)	2,450,000	51,916
PROS Holdings, Inc. (a)	175,000	1,131
Radiant Systems, Inc. (a)	10,000	74
Springsoft, Inc.	6,899,922	4,658
Vasco Data Security International, Inc. (a)	250,000	1,730
		988,966
TOTAL INFORMATION TECHNOLOGY		3,226,940
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.2%
Chemicals - 2.5%
Aronkasei Co. Ltd.	500,000	$ 1,402
C. Uyemura & Co. Ltd.	423,900	8,511
Celanese Corp. Class A	10,000	208
Core Molding Technologies, Inc. (a)	20,944	49
Cytec Industries, Inc. (e)	4,512,700	89,622
Deepak Fertilisers and Petrochemicals Corp. Ltd.	500,000	692
Dongbu Fine Chemical Co. Ltd.	100,000	1,060
EcoGreen Fine Chemical Group Ltd.	15,500,000	2,311
Fertilizantes Fosfatados SA (PN)	50,000	380
FMC Corp.	2,200,000	107,206
Fujikura Kasei Co., Ltd. (e)	2,418,900	9,191
Honshu Chemical Industry Co., Ltd.	250,000	978
Innospec, Inc. (e)	2,160,038	16,978
KPC Holdings Corp.	43,478	1,284
Kpx Chemical Co. Ltd.	154,994	5,251
Methanex Corp.	125,000	1,439
Mitsubishi Gas Chemical Co., Inc.	50,000	234
Mitsui Chemicals, Inc.	371,925	1,111
Miwon Commercial Co. Ltd.	20,850	928
OM Group, Inc. (a)(e)	2,215,600	61,727
Sigma Aldrich Corp.	100,000	4,384
SK Kaken Co. Ltd.	200,000	3,716
Soken Chemical & Engineer Co. Ltd. (e)	805,000	4,429
T&K Toka Co. Ltd.	111,200	649
Thai Carbon Black PCL (For. Reg.)	2,733,500	999
Thai Rayon PCL	25,000	17
Thai Rayon PCL (For. Reg.)	1,269,800	882
Tokyo Printing Ink Manufacturing Co. Ltd.	298,000	425
Yara International ASA (d)	6,500,000	174,178
Yip's Chemical Holdings Ltd. (e)	28,164,000	10,058
		510,299
Construction Materials - 0.0%
Brampton Brick Ltd. Class A (sub. vtg.)	850,700	3,208
Mitani Sekisan Co. Ltd.	452,700	2,072
Titan Cement Co. SA (Reg.)	125,000	3,186
		8,466
Containers & Packaging - 0.3%
Chuoh Pack Industry Co. Ltd.	30,000	120
Kohsoku Corp. (e)	1,050,000	5,556
Silgan Holdings, Inc.	1,300,000	60,437
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Starlite Holdings Ltd.	1,800,000	$ 77
The Pack Corp.	320,000	4,078
		70,268
Metals & Mining - 1.4%
Alcoa, Inc.	5,000	45
Anvil Mining Ltd. (a)	50,000	41
Avocet Mining PLC (a)(d)	800,000	925
Blue Earth Refineries, Inc. (a)	274,309	200
Carpenter Technology Corp.	500,000	10,335
Compania de Minas Buenaventura SA sponsored ADR	4,800,000	101,568
Gerdau SA sponsored ADR	7,400,000	52,540
Horsehead Holding Corp. (a)(e)	2,900,000	20,706
HudBay Minerals, Inc. (a)	7,250,000	48,668
Industrias Penoles SA de CV	2,760,000	30,082
Korea Steel Shapes Co. Ltd.	42,000	2,218
Pacific Metals Co. Ltd.	1,100,000	7,065
Synalloy Corp. (d)	190,383	1,148
Tohoku Steel Co. Ltd. (e)	595,000	4,460
Troy Resources NL	250,000	243
Universal Stainless & Alloy Products, Inc. (a)	100,756	1,350
Uruguay Mineral Exploration, Inc.	1,515,000	419
Webco Industries, Inc. (a)	8,922	348
Yamato Kogyo Co. Ltd.	35,000	795
		283,156
TOTAL MATERIALS		872,189
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc. (e)	1,338,800	29,561
Wireless Telecommunication Services - 0.3%
MobileOne Ltd.	22,000,000	21,844
Okinawa Cellular Telephone Co.	209	335
SK Telecom Co. Ltd. sponsored ADR (d)	1,900,000	29,773
		51,952
TOTAL TELECOMMUNICATION SERVICES		81,513
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.3%
Electric Utilities - 0.0%
Maine & Maritimes Corp. (e)	116,008	$ 4,060
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,700,000	4,649
Keiyo Gas Co. Ltd.	425,000	1,596
KyungDong City Gas Co. Ltd.	139,700	5,378
Otaki Gas Co. Ltd.	664,000	4,243
		15,866
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	1,600,000	38,528
Mega First Corp. Bhd	1,300,000	301
		38,829
TOTAL UTILITIES		58,755
TOTAL COMMON STOCKS (Cost $19,417,536)		18,379,252
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
Johnson Controls, Inc. 11.50%	500,000	48,148
FINANCIALS - 0.4%
Commercial Banks - 0.3%
East West Bancorp, Inc. Series A, 8.00%	58,600	26,013
Wells Fargo & Co. 7.50%	37,000	22,866
		48,879
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	263,600	4,012
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	4,397,928	23,617
TOTAL FINANCIALS		76,508
TOTAL CONVERTIBLE PREFERRED STOCKS		124,656
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	$ 800
TOTAL PREFERRED STOCKS (Cost $286,870)		125,456
Convertible Bonds - 0.3%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
Johnson Controls, Inc. 6.5% 9/30/12	$ 14,190	25,529
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14	37,150	25,901
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	8,170	8,859
TOTAL CONVERTIBLE BONDS (Cost $56,216)		60,289
Money Market Funds - 11.4%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	2,030,464,264	2,030,464
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	318,505,744	318,506
TOTAL MONEY MARKET FUNDS (Cost $2,348,970)		2,348,970
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $22,109,592)		20,913,967
NET OTHER ASSETS - (1.7)%		(348,791)
NET ASSETS - 100%		$ 20,565,176
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,845,000 or 0.1% of net assets.

* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24,818
Fidelity Securities Lending Cash Central Fund	10,250
Total	$ 35,068
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 16,139	$ 327	$ -	$ 108	$ 4,271
Abbey PLC	17,715	-	-	-	18,408
Abercrombie & Fitch Co. Class A	-	299,680	-	3,073	235,523
Adams Resources & Energy, Inc.	12,014	-	-	211	6,220
Advocat, Inc.	3,694	-	-	-	1,001
AJIS Co. Ltd.	7,750	2,628	-	177	8,449
Alabama Aircraft Industries, Inc.	439	-	-	-	307
Alps Logistics Co. Ltd.	7,297	5,401	-	324	9,701
American Axle & Manufacturing Holdings, Inc.	30,217	-	4,282	183	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American HomePatient, Inc.	$ 1,215	$ -	$ -	$ -	$ 451
American Italian Pasta Co. Class A	20,182	980	28,207	-	-
AMERIGROUP Corp.	119,252	-	-	-	140,239
AmSurg Corp.	65,660	47	2,663	-	48,331
Ansys, Inc.	255,781	197	5,135	-	150,529
AOC Holdings, Inc.	47,956	8,184	2,445	830	35,254
Apria Healthcare Group, Inc.	83,986	-	91,812	-	-
Arctic Cat, Inc.	8,900	1,576	1,737	125	4,882
ARK Restaurants Corp.	2,131	2,819	-	72	3,986
Arrhythmia Research Technology, Inc.	1,610	-	-	-	683
ASTI Corp.	1,901	1,749	-	126	2,443
Atlantic Tele-Network, Inc.	36,717	2,692	-	682	29,561
Axcelis Technologies, Inc.	46,033	51	-	-	4,345
Axis Capital Holdings Ltd.	199,584	32,634	-	4,056	184,923
AZZ, Inc.	49,807	1,650	1,148	-	34,332
Bank of the Ozarks, Inc.	24,969	-	22,252	227	-
Barratt Developments PLC	46,250	3,084	3,084	-	50,410
Basic Energy Services, Inc.	107,680	503	-	-	41,310
Beazer Homes USA, Inc.	12,460	5,069	963	-	-
Bed Bath & Beyond, Inc.	677,667	18,270	187,625	-	570,375
Belc Co. Ltd.	1,681	10,834	-	131	11,088
Belluna Co. Ltd.	12,457	4,016	121	536	12,506
Bellway PLC	70,675	-	-	666	79,249
Black Box Corp.	58,836	-	-	357	54,221
Blyth, Inc.	49,019	2,356	4,231	926	39,183
Brinker International, Inc.	139,764	13,454	-	2,782	153,278
Bristow Group, Inc.	106,851	8,431	1,160	-	59,176
CAE, Inc.	145,836	-	-	862	85,986
Cagle's, Inc. Class A	1,487	-	607	-	-
Calian Technologies Ltd.	-	4,780	-	97	8,430
Career Education Corp.	180,069	1,834	71,355	-	138,200
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cascade Corp.	$ 43,878	$ 1,756	$ -	$ 454	$ 26,223
Cathay General Bancorp	62,166	-	38,881	738	-
CEC Entertainment, Inc.	90,636	-	9,647	-	69,297
Chase Corp.	14,901	473	-	282	8,148
Chimney Co. Ltd.	6,071	4,462	-	83	11,722
Chromcraft Revington, Inc.	2,448	5	396	-	-
CKD Corp.	20,768	9,639	240	760	21,930
ClearOne Communications, Inc.	3,622	-	-	-	2,891
Clip Corp.	1,045	752	-	61	1,599
Columbus McKinnon Corp. (NY Shares)	29,478	-	-	-	14,859
Corvel Corp.	22,925	-	5,438	-	-
Coventry Health Care, Inc.	394,376	59,569	-	-	228,690
CPI International, Inc.	15,431	-	4,878	-	-
CRA International, Inc.	31,984	971	10,502	-	-
Craftmade International, Inc.	-	889	-	-	1,174
CSE Global Ltd.	19,582	1,589	-	187	8,346
Cybernet Systems Co. Ltd.	6,387	2,152	-	222	5,778
Cytec Industries, Inc.	-	90,461	-	465	89,622
D.R. Horton, Inc.	279,112	17,880	22,282	3,780	317,115
Daiichi Kensetsu Corp.	-	8,253	-	186	8,290
Daikokutenbussan Co. Ltd.	5,492	627	2,195	-	-
Dataram Corp.	2,018	-	-	-	1,134
DCC PLC (Ireland)	195,024	-	-	2,354	149,117
Decorator Industries, Inc.	548	-	-	-	246
Delta Apparel, Inc.	3,740	-	-	-	5,150
Diodes, Inc.	67,522	52,737	33,477	-	60,785
Ditech Networks, Inc.	6,403	-	-	-	3,170
Divestco, Inc.	6,876	22	-	-	1,709
DivX, Inc.	19,728	455	3,343	-	10,773
Eagle Test Systems, Inc.	19,925	-	24,693	-	-
Edge Petroleum Corp.	14,726	-	-	-	573
Educational Development Corp.	1,928	-	-	149	2,088
EuroBancshares, Inc.	2,239	-	-	-	1,104
Exactech, Inc.	23,019	1,285	4,028	-	9,374
Excel Co. Ltd.	9,314	11	-	250	7,418
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ExpressJet Holdings, Inc. Class A	$ 1,522	$ -	$ 801	$ -	$ -
Fair Isaac Corp.	84,588	-	65,045	153	-
Farstad Shipping ASA	65,174	-	-	-	37,400
Federal Screw Works	780	-	-	15	180
First Bancorp, Puerto Rico	70,000	-	7,624	1,449	40,223
Food Empire Holdings Ltd.	7,111	5,025	-	-	5,750
Footstar, Inc.	7,963	-	-	2,016	5,846
Foremost Income Fund	13,596	-	-	698	6,007
FormFactor, Inc.	42,806	416	45,351	-	-
Fornix Biosciences NV	6,507	448	-	725	3,906
Fossil, Inc.	113,815	41,746	-	-	134,289
FreightCar America, Inc.	23,818	477	13,754	38	-
Fresh Del Monte Produce, Inc.	133,521	-	-	-	91,970
Fujikura Kasei Co., Ltd.	7,660	7,578	206	249	9,191
Gildan Activewear, Inc.	167,861	62,062	2,085	-	137,955
Glentel, Inc.	6,695	291	-	203	4,685
Goodfellow, Inc.	7,278	489	-	147	5,027
Greenbrier Companies, Inc.	31,395	-	54	180	12,552
Group 1 Automotive, Inc.	28,689	-	-	277	31,098
Gulliver International Co. Ltd.	26,601	370	370	373	21,104
Hampshire Group Ltd.	5,520	-	-	-	2,668
Handsome Co. Ltd.	11,391	8,126	-	190	17,976
Hankook Shell Oil Co. Ltd.	7,360	-	136	250	4,531
Helen of Troy Ltd.	63,121	161	1,595	-	48,081
Henry Boot PLC	13,697	3,119	-	176	11,600
Hitachi Systems & Services Ltd.	-	11,727	-	119	13,523
Horsehead Holding Corp.	-	8,648	53	-	20,706
HTL International Holdings Ltd.	5,817	-	-	-	2,507
Hurco Companies, Inc.	-	8,143	-	-	9,842
Hutech Norin Co. Ltd.	3,106	2,942	-	125	4,990
ICT Automatisering NV	4,502	2,717	-	-	4,404
Ildong Pharmaceutical Co. Ltd.	6,023	1,239	-	122	8,151
IMS Health, Inc.	156,750	35,709	-	824	119,948
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ingles Markets, Inc. Class A	$ 17,142	$ 446	$ -	$ 357	$ -
Innospec, Inc.	37,786	663	1,497	206	16,978
Inoue Kinzoku Kogyo Co. Ltd.	3,062	2,403	-	128	4,314
Intage, Inc.	5,882	7,971	-	397	14,074
Inter Parfums, Inc.	5,618	10,491	-	101	16,437
Intest Corp.	1,455	-	-	-	173
INTOPS Co. Ltd.	1,892	7,993	-	148	16,171
INZI Controls Co. Ltd.	3,670	539	-	60	3,039
IPC Holdings Ltd.	99,494	-	-	2,046	80,711
Isewan Terminal Service Co. Ltd.	8,226	-	-	248	6,295
j2 Global Communications, Inc.	86,292	3,415	2,659	-	88,215
Jack Henry & Associates, Inc.	142,494	1,004	82,922	1,010	-
Jack in the Box, Inc.	141,759	-	-	-	161,532
Jackson Hewitt Tax Service, Inc.	31,863	1,241	1,548	738	10,367
JAKKS Pacific, Inc.	46,708	9,379	-	-	35,333
Jaya Holdings Ltd.	50,961	4,978	-	2,704	14,488
JLM Couture, Inc.	327	-	-	-	148
Jos. A. Bank Clothiers, Inc.	40,733	588	686	-	73,803
KEC Holdings Co. Ltd.	2,570	-	-	17	1,408
Kohsoku Corp.	4,152	1,275	-	145	5,556
Komplett ASA	10,754	-	4,069	-	-
Korea Electric Terminal Co. Ltd.	11,379	833	-	78	9,202
KunWha Pharmaceutical Co., Ltd.	-	2,185	-	39	2,885
Kyeryong Construction Industrial Co. Ltd.	4,997	4,863	-	231	14,172
LifePoint Hospitals, Inc.	162,502	-	-	-	146,723
Lincare Holdings, Inc.	307,701	-	-	-	230,442
M/I Homes, Inc.	32,784	-	-	-	26,417
Maine & Maritimes Corp.	5,742	-	508	12	4,060
MAIR Holdings, Inc.	8,000	-	-	-	-*
Marine Products Corp.	16,494	-	5,517	273	-
MarineMax, Inc.	5,857	841	-	-	4,530
McCormick & Schmick's Seafood Restaurants	2,988	2,356	-	-	7,680
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Medical Action Industries, Inc.	$ 15,588	$ -	$ -	$ -	$ 15,212
Melexis NV	49,123	91	37	2,010	18,359
Mesa Laboratories, Inc.	5,988	725	-	92	6,350
Metro, Inc. Class A (sub. vtg.)	275,476	-	15,534	3,138	337,984
Michang Oil Industrial Co. Ltd.	5,219	-	-	235	4,626
Molina Healthcare, Inc.	49,203	-	5,741	-	-
Monarch Casino & Resort, Inc.	12,374	953	3,135	-	9,453
Movado Group, Inc.	12,900	9,585	-	120	16,291
Murakami Corp.	5,561	-	-	73	2,834
National Dentex Corp.	5,582	34	-	-	2,793
NBTY, Inc.	129,338	15,632	-	-	119,834
NCI Building Systems, Inc.	75,197	-	-	-	7,929
NETGEAR, Inc.	53,545	-	-	-	56,584
New Frontier Media, Inc.	4,691	-	-	-	2,753
NEXT PLC	247,987	-	48,733	2,789	239,094
Ngai Lik Industrial Holdings Ltd.	1,746	-	-	-	633
Nishimatsuya Chain Co. Ltd.	32,440	10,502	-	552	35,301
North Central Bancshares, Inc.	2,811	-	-	4	1,667
Nutraceutical International Corp.	13,962	-	-	-	9,400
Oil States International, Inc.	252,448	17,499	-	-	94,200
Old Dominion Freight Lines, Inc.	106,430	2,539	60,588	-	-
OM Group, Inc.	60,997	12,537	-	-	61,727
Omnivision Technologies, Inc.	60,608	-	-	-	52,638
Optical Cable Corp.	3,593	-	52	-	1,402
Orbotech Ltd.	28,812	-	-	-	12,495
Orthofix International NV	30,944	-	18,822	-	-
Ozeki Co. Ltd.	30,170	1,962	-	491	28,006
P&F Industries, Inc. Class A	947	55	-	-	379
Pal Co. Ltd.	3,449	2,747	-	147	9,201
Papa John's International, Inc.	84,502	-	4,875	-	73,648
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Patterson Companies, Inc.	$ 157,712	$ 61,365	$ -	$ -	$ 160,611
Pervasive Software, Inc.	7,795	-	-	-	9,048
PetMed Express, Inc.	35,482	-	367	-	39,431
Philadelphia Consolidated Holdings Corp.	341,933	-	347,842	-	-
Physicians Formula Holdings, Inc.	7,746	1,281	-	-	2,713
Piolax, Inc.	16,809	905	-	99	11,913
Plantronics, Inc.	119,151	-	37,226	734	-
Plenus Co. Ltd.	47,023	1,486	3,140	1,316	35,787
Pomeroy IT Solutions, Inc.	4,375	-	160	-	4,331
Progress Software Corp.	72,104	-	-	-	51,916
RCM Technologies, Inc.	4,210	-	-	-	1,697
RenaissanceRe Holdings Ltd.	157,697	-	-	2,170	-
Rex Stores Corp.	16,871	-	-	-	16,363
Richelieu Hardware Ltd.	18,981	1,642	-	185	14,506
Rimage Corp.	7,367	5,716	-	-	13,755
Ringerikes Sparebank	1,142	-	805	-	-
Rocky Brands, Inc.	2,827	-	135	-	1,825
Rocky Mountain Chocolate Factory, Inc.	3,443	1,774	-	163	3,669
Ross Stores, Inc.	326,457	590	90,493	1,982	-
Ruby Tuesday, Inc.	43,840	896	896	-	48,937
Ruth's Chris Steak House, Inc.	6,540	177	136	-	4,993
Safeway, Inc.	565,128	85,572	-	5,777	495,725
Sakai Moving Service Co. Ltd.	12,186	3,439	-	346	16,046
ScanSource, Inc.	80,635	321	-	-	65,249
ScS Upholstery PLC	309	-	-	-	-
Secom Techno Service Co. Ltd.	14,726	7,853	-	750	17,302
SED International Holdings, Inc.	734	-	-	-	408
Senshu Electric Co. Ltd.	4,862	8,582	-	240	10,128
Shinsegae Engineering & Construction Co. Ltd.	7,284	-	-	101	3,716
ShoLodge, Inc.	1,006	-	-	-	290
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sigmatron International, Inc.	$ 2,624	$ -	$ -	$ -	$ 573
Simpson Manufacturing Co. Ltd.	74,431	80	84,077	81	-
SinoCom Software Group Ltd.	5,241	2,212	-	-	6,892
SMART Modular Technologies (WWH), Inc.	13,001	10,735	-	-	15,166
Soken Chemical & Engineer Co. Ltd.	8,515	2,201	-	269	4,429
Sonic Corp.	78,468	10,089	-	-	65,520
Spectrum Control, Inc.	8,337	780	-	-	9,061
Sportscene Group, Inc. Class A	5,274	-	-	80	4,106
Stanley Furniture Co., Inc.	9,138	-	-	215	11,030
Stantec, Inc.	77,941	4,030	4,327	-	61,315
Steiner Leisure Ltd.	51,912	-	-	-	53,155
Strattec Security Corp.	11,378	-	55	103	4,491
Strongco Income Fund	3,392	-	-	-	1,624
Sunjin Co. Ltd.	5,820	7	-	-	3,854
Super Micro Computer, Inc.	17,451	4,123	3,122	-	14,224
Swift Energy Co.	50,820	68,756	-	-	33,385
Syneron Medical Ltd.	-	13,013	-	-	13,675
SYNNEX Corp.	74,814	77	-	-	69,061
Takachiho Electric Co. Ltd.	10,482	2,565	-	256	8,832
Tamalpais Bancorp	2,532	-	774	30	-
Tejon Ranch Co.	30,162	-	6,695	-	-
The PMI Group, Inc.	22,402	1,455	1,455	46	5,623
Theragenics Corp.	11,963	-	-	-	4,098
Tohoku Steel Co. Ltd.	8,169	423	-	87	4,460
Tokyo Kisen Co. Ltd.	3,670	-	-	94	3,702
Tomen Electronics Corp.	8,456	7,676	-	316	14,336
Total Energy Services Trust	22,752	-	-	570	10,070
Trancom Co. Ltd.	15,597	-	-	345	10,361
Triad Guaranty, Inc.	1,295	-	309	-	-
Trifast PLC	6,980	-	5	99	1,956
Trio-Tech International	1,066	558	-	-	581
Uni-Select, Inc.	25,655	5,186	-	329	34,186
Unit Corp.	-	86,167	-	-	95,516
Universal Security Instruments, Inc.	1,279	-	-	-	1,025
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Up, Inc.	$ 4,121	$ -	$ -	$ 134	$ 3,880
USEC, Inc.	44,892	-	-	-	53,234
USS Co. Ltd.	69,023	54,811	12,283	2,406	95,641
Utah Medical Products, Inc.	13,667	-	-	315	10,083
Varitronix International Ltd.	8,332	5,160	-	218	6,397
Venture Corp. Ltd.	78,119	12,457	-	4,683	55,977
W Holding Co., Inc.	8,738	95	-	230	4,936
W&T Offshore, Inc.	144,108	88,765	2,385	1,942	56,840
Whanin Pharmaceutical Co. Ltd.	3,655	3,960	-	132	7,885
Winland Electronics, Inc.	523	-	10	-	243
Wireless Telecom Group, Inc.	2,033	-	-	-	884
Wolverine Tube, Inc.	2,725	-	10	-	662
World Fuel Services Corp.	69,249	620	50,956	290	-
Xyratex Ltd.	26,851	4,788	-	-	9,795
Yip's Chemical Holdings Ltd.	16,297	656	-	768	10,058
Young Innovations, Inc.	18,304	-	85	100	12,958
YRC Worldwide, Inc.	49,471	-	16,193	-	-
Yusen Air & Sea Service Co. Ltd.	37,071	21,047	-	584	46,649
Yutaka Giken Co. Ltd.	13,522	3,736	-	237	9,401
Total	$ 11,550,668	$ 1,624,819	$ 1,646,765	$ 82,262	$ 8,309,821
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 20,913,967	$ 17,564,973	$ 3,342,442	$ 6,552
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Value in thousands)	Investments in Securities
Beginning Balance	$ 1,333
Total Realized Gain (Loss)	(16,596)
Total Unrealized Gain (Loss)	(71,167)
Cost of Purchases	858
Proceeds of Sales	(10,269)
Amortization/Accretion	0
Transfer in/out of Level 3	102,393
Ending Balance	$ 6,552
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $22,112,993,000. Net unrealized depreciation aggregated $1,199,026,000, of which $4,230,625,000 related to appreciated investment securities and $5,429,651,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2009